Note 12 - Business Segment Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Restricted Cash and Cash Equivalents, Noncurrent	$ 2,905
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Number of Major Customers	0	1
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage		8.00%
Golf and Related Operations [Member]
Number of Golf Courses	3
Increase (Decrease) in Operating Assets	$ 1,300
Waste Management Services [Member]
Increase (Decrease) in Operating Assets	$ 2,400
Waste Management Services [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage		11.00%